SHARE CAPITAL (Details 5) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHARE CAPITAL
Risk-free interest rate	3.50%	3.25%
Share price at grant date	$ 0.12	$ 0.19
Exercise price	$ 0.12	$ 0.19
Expected life	5 years	5 years
Expected volatility	57.20%	65.06%
Forfeiture rate	7.50%	7.50%